Financial Assets Available for Sale	3 Months Ended
Jun. 30, 2018
Financial Assets Available for Sale [Abstract]
Disclosure of available for sale financial assets [text block]

Financial Assets Available for Sale

in € m.	Jun 30, 2018	Dec 31, 2017
Debt securities	N/A	45,081
Equity securities	N/A	994
Other equity interests	N/A	636
Loans	N/A	2,685
Total financial assets available for sale	N/A	49,397